CTB SECURITIES TRUST FUND

Statement of Changes in Net Assets

Period from September 11, 2000 (commencement of operations) to December 31, 2000



Increase in net assets from operations:
 Net investment income                                         $28,316,919
 Net unrealized loss on investments                              (419,681)

     Net increase in net assets resulting from operations       27,897,238

Distributions from net investment income                        28,000,000

Capital share transactions:
 Shares issued                                                  904,855,283
 Shares retired                                                    (1,000)

     Net increase from capital share transactions               904,854,283

     Increase in net assets                                     904,751,521

Net assets:
 Beginning of period                                                1,000

 End of period                                                 $904,752,521

Summary of capital investments:
 Shares issued                                                  9,050,546
 Shares retired                                                       (10)

     Net increase in shares outstanding                         9,050,536


See accompanying notes to financial statements.